REORGANIZATION COSTS	12 Months Ended
Mar. 31, 2021
REORGANIZATION COSTS
REORGANIZATION COSTS

23.REORGANIZATION COSTS

For the year ended March 31, 2021, the Company incurred reorganization costs related to CCAA and Bankruptcy under Chapter 15 proceedings. These costs include legal and professional charges of $9.3 million incurred to obtain services for the proceedings. In addition, $26.9 million in the charges associated with early termination of certain agreements allowed by the CCAA filing and the acceleration of deferred financing costs and term payment for the long term debt subject to compromise and certain other related costs.